INCOME TAX - Additional Information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Accumulated tax losses	₽ 565	₽ 745
Actual offset from balance of accumulated losses against taxable profit	₽ 180